Loans (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of loan portfolio
(in thousands)	2021	2020
Residential real estate
One- to four-family	$224,125	$222,489
Multi-family	19,781	12,373
Construction	5,433	4,045
Land	1,308	765
Farm	2,234	2,354
Nonresidential real estate	35,492	33,503
Commercial and industrial	2,259	2,214
Consumer and other
Loans on deposits	1,129	1,245
Home equity	7,135	7,645
Automobile	75	67
Unsecured	553	675
	299,524	287,375

Allowance for loan losses	(1,622)	(1,488)
	$297,902	$285,887

Schedule of allowance for loan losses and the investment in loans by portfolio
June 30, 2021:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,738	$595	$4,333	$--
Multi-family	646	--	646	--
Farm	274	--	274	--
Nonresidential real estate	1,367	--	1,367	--
Consumer and other:
Unsecured	16	--	16	--
	6,041	595	6,636	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$219,792	$794
Multi-family			19,135	291
Construction			5,433	12
Land			1,308	3
Farm			1,960	5
Nonresidential real estate			34,125	494
Commercial and industrial			2,259	5
Consumer and other:
Loans on deposits			1,129	2
Home equity			7,135	15
Automobile			75	--
Unsecured			537	1
			292,888	1,622
			$299,524	$1,622

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2020:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,983	$751	$4,734	$--	$--	$--
Multi-family	671	--	671	--	--	--
Construction	63	--	63	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	660	--	660	--	--	--
	5,686	751	6,437	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$217,755	$671	$--	$671
Multi-family			11,702	184	--	184
Construction			3,982	6	--	6
Land			765	1	--	1
Farm			2,045	4	--	4
Nonresidential real estate			32,843	405	--	405
Commercial and industrial			2,214	3	--	3
Consumer and other
Loans on deposits			1,245	2	--	2
Home equity			7,645	11	--	11
Automobile			67	--	--	--
Unsecured			675	1	--	1
Unallocated			--	--	200	200
			280,938	1,288	200	1,488
			$287,375	$1,288	$200	$1,488

Schedule of impaired loans by class of loans
(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized
With no related allowance recorded:
Residential real estate:
One- to four-family	$4,333	$--	$4,534	$107	$107
Multi-family	646	--	659	24	24
Construction	--	--	32	--	--
Farm	274	--	292	35	35
Nonresidential real estate	1,367	--	1,014	60	60
Consumer and other:
Unsecured	16	--	8	1	1
Total	$6,636	$--	$6,537	$227	$227

June 30, 2020:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized
With no related allowance recorded:
Residential real estate:
One- to four-family	$4,734	$--	$4,713	$172	$172
Multi-family	671	--	679	32	32
Construction	63	--	13	--	--
Farm	309	--	309	11	11
Nonresidential real estate	660	--	701	47	47
Total	$6,437	$--	$6,415	$262	$262

Schedule of principal balance outstanding in past due loans
	June 30, 2021		June 30, 2020
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing
Residential real estate:
One- to four-family	$4,104	$243	$4,458	$1,135
Multi-family	646	--	671	--
Construction	--	--	63	--
Farm	274	--	309	--
Nonresidential real estate	1,367	--	660	--
Commercial and industrial	--	--	4	--
Consumer	21	--	95	--
	$6,412	$243	$6,260	$1,135

Schedule of principal balance outstanding in past due loans
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate:
One-to four-family	$2,392	$1,338	$3,730	$220,395	$224,125
Multi-family	--	--	--	19,781	19,781
Construction	80	--	80	5,353	5,433
Land	--	--	--	1,308	1,308
Farm	101	--	101	2,133	2,234
Nonresidential real estate	--	241	241	35,251	35,492
Commercial and industrial	6	--	6	2,253	2,259
Consumer and other:
Loans on deposits	--	--	--	1,129	1,129
Home equity	116	--	116	7,019	7,135
Automobile	--	--	--	75	75
Unsecured	4	--	4	549	553
Total	$2,699	$1,579	$4,278	$295,246	$299,524

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate:
One-to four-family	$2,546	$2,670	$5,216	$217,273	$222,489
Multi-family	--	--	--	12,373	12,373
Construction	192	63	255	3,790	4,045
Land	--	--	--	765	765
Farm	107	309	416	1,938	2,354
Nonresidential real estate	57	253	310	33,193	33,503
Commercial and industrial	--	--	--	2,214	2,214
Consumer and other:
Loans on deposits	--	--	--	1,245	1,245
Home equity	255	90	345	7,300	7,645
Automobile	--	--	--	67	67
Unsecured	--	--	--	675	675
Total	$3,157	$3,385	$6,542	$280,833	$287,375

Schedule of analysis performed, the risk category of loans by class of loans
(in thousands)	Pass	Special Mention	Substandard	Doubtful
Residential real estate:
One- to four-family	$217,485	$596	$6,044	$--
Multi-family	19,135	--	646	--
Construction	5,433	--	--	--
Land	1,308	--	--	--
Farm	1,960	--	274	--
Nonresidential real estate	32,748	924	1,820	--
Commercial and industrial	2,259	--	--	--
Consumer and other:
Loans on deposits	1,129	--	--	--
Home equity	7,044	39	52	--
Automobile	75	--	--	--
Unsecured	546	--	7	--
Total	$289,122	$1,559	$8,843	$--

(in thousands)	Pass	Special Mention	Substandard	Doubtful
Residential real estate:
One- to four-family	$215,010	$742	$6,737	$--
Multi-family	11,702	--	671	--
Construction	3,982	--	63	--
Land	765	--	--	--
Farm	2,045	--	309	--
Nonresidential real estate	31,529	939	1,035	--
Commercial and industrial	2,188	--	26	--
Consumer and other:
Loans on deposits	1,245	--	--	--
Home equity	7,505	39	101	--
Automobile	67	--	--	--
Unsecured	670	--	5	--
Total	$276,708	$1,720	$8,947	$--

Schedule of allowance for loan losses by portfolio segment
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance
Residential real estate:
One- to four-family	$671	$146	$(23)	$--	$794
Multi-family	184	107	--	--	291
Construction	6	6	--	--	12
Land	1	2	--	--	3
Farm	4	1	--	--	5
Nonresidential real estate	405	89	--	--	494
Commercial and industrial	3	2	--	--	5
Consumer and other:
Loans on deposits	2	--	--	--	2
Home equity	11	42	(45)	7	15
Auto	--	--	--	--	--
Unsecured	1	(3)	--	3	1
Unallocated	200	(200)	--	--	--
Totals	$1,488	$192	$(68)	$10	$1,622

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance
Residential real estate:
One- to four-family	$685	$49	$(65)	$2	$671
Multi-family	200	(16)	--	--	184
Construction	6	--	--	--	6
Land	1	--	--	--	1
Farm	6	(2)	--	--	4
Nonresidential real estate	336	69	--	--	405
Commercial and industrial	5	(2)	--	--	3
Consumer and other:
Loans on deposits	3	(1)	--	--	2
Home equity	14	(3)	--	--	11
Auto	--	8	(8)	--	--
Unsecured	--	1	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,456	$103	$(73)	$2	$1,488

Schedule of purchased credit impaired loans
(in thousands)	2021	2020
Residential real estate:
One- to four-family	$595	$751

Schedule of accretable yield, or income expected to be collected
(in thousands)	2021	2020
Balance at beginning of year	$447	$544
Accretion of income	(57)	(97)
Balance at end of year	$390	$447